Subsequent Event (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2018	Oct. 31, 2018	Sep. 18, 2018	Jul. 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Mar. 23, 2018	Sep. 14, 2017	Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [line items]
Availability of debt or equity financing								$ 100,000
Interest rate basis								LIBOR plus 15.0%
Common stock called by warrant									625,000
Price per share									$ 0.7797
Events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity date							Mar. 31, 2019
Availability of debt or equity financing							$ 100,000
Common stock called by warrant							6,458,001
Price per share							$ 0.8231
Events after reporting period [Member] | Tranche P Debenture [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from April 30, 2018 debentures					$ 20,000
Events after reporting period [Member] | Tranche Q Debenture [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from April 30, 2018 debentures				$ 15,000
Events after reporting period [Member] | Tranche R Debenture [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from April 30, 2018 debentures			$ 20,000
Events after reporting period [Member] | Tranche S Debenture [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from April 30, 2018 debentures		$ 15,000
Events after reporting period [Member] | Tranche T Debenture [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from April 30, 2018 debentures	$ 10,000
Events after reporting period [Member] | Glencore Secured Debentures [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity date							Mar. 31, 2019
Availability of debt or equity financing							$ 100,000
Interest rate basis							LIBOR plus 10.0%
Proceeds from exercise of option							$ 80,000
Events after reporting period [Member] | Top of range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate basis						LIBOR plus 15.0%
Events after reporting period [Member] | Bottom of range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate basis						LIBOR plus 10.0%Â